Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance beginning	R$ 149	R$ 117
Reversal of provision	98
Balance ending	(589)	(149)	(117)
Reversal of provision	98
Allowance recorded during the year	R$ (538)	R$ (32)	R$ (117)